Leases - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 413,271	$ 417,510
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	8,311	8,940
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	34,529	37,481
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	148,464	157,255
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 221,967	$ 213,834